Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 2,111,000	$ 5,535,000	$ 7,385,000	$ 3,840,000
Cost of revenue	17,441,000	2,381,000	37,872,000	3,168,000
Gross profit	(15,330,000)	3,154,000	(30,487,000)	672,000
Selling, general and administrative expenses	32,426,000	19,483,000	92,796,000	43,003,000
Research and development expenses	10,803,000	17,831,000	48,079,000	137,135,000
Operating loss	(58,559,000)	(34,160,000)	(171,362,000)	(179,466,000)
Other income (expense):
Change in fair value of equity investments			6,792,000	0
Change in fair value of equity investments	(4,185,000)	0
Change in fair value of liability classified warrants	0	0	3,749,000	0
Interest expense, net	(28,000)	(7,000)	(24,000)	(4,852,000)
Other income, net	202,000	1,842,000	3,560,000	62,671,000
Total other income (expense), net:	(4,011,000)	1,835,000	14,077,000	57,819,000
Loss before income taxes	(62,570,000)	(32,325,000)	(157,285,000)	(121,647,000)
Provision for income taxes	0	0	6,000	5,000
Net loss	(62,570,000)	(32,325,000)	(157,291,000)	(121,652,000)
Other comprehensive income (loss)
Foreign currency translation adjustment	(61,000)	(33,000)	137,000	(93,000)
Total comprehensive loss	$ (62,631,000)	$ (32,358,000)	$ (157,154,000)	$ (121,745,000)
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ (0.19)	$ (0.12)	$ (0.55)	$ (0.50)
Diluted (in dollars per share)	$ (0.19)	$ (0.12)	$ (0.55)	$ (0.50)
Weighted average shares outstanding
Basic (in shares)			287,527,234	244,163,821
Basic (in shares)	334,919,905	275,958,168	287,527,234	244,163,821
Diluted (in shares)	334,919,905	275,958,168	287,527,234	244,163,821